PROPERTY, PLANT AND EQUIPMENT - Disclosure of Detailed Information About Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 451,335
Impairment	(29,684)
Property, plant and equipment at end of period	406,294	$ 451,335
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	942,932	993,453
Additions	37,137	69,633
Reclassification to asset held-for-sale	12	(115,465)
Transfers and disposals	(6,609)	(4,689)
Property, plant and equipment at end of period	973,472	942,932
Accumulated depreciation, amortization and impairment reversal [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(491,597)	(544,216)
Depreciation and amortization	(49,037)	(56,228)
Impairment	(29,684)	(1,742)
Impairment reversal		3,076
Reclassification to asset held-for-sale	(117)	103,640
Transfers and disposals	3,257	3,873
Property, plant and equipment at end of period	(567,178)	(491,597)
Land and buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	100,259
Property, plant and equipment at end of period	87,634	100,259
Land and buildings [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	237,246	244,957
Additions	14	0
Reclassification to asset held-for-sale	(14)	(30,903)
Transfers and disposals	8,014	23,192
Property, plant and equipment at end of period	245,260	237,246
Land and buildings [Member] | Accumulated depreciation, amortization and impairment reversal [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(136,987)	(147,079)
Depreciation and amortization	(13,303)	(12,016)
Impairment	(7,585)	(1,742)
Impairment reversal		3,076
Reclassification to asset held-for-sale	0	20,774
Transfers and disposals	249	0
Property, plant and equipment at end of period	(157,626)	(136,987)
Machinery and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	264,280
Property, plant and equipment at end of period	258,890	264,280
Machinery and Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	595,008	624,462
Additions	2,719	5,038
Reclassification to asset held-for-sale	26	(82,275)
Transfers and disposals	43,276	47,783
Property, plant and equipment at end of period	641,029	595,008
Machinery and Equipment [Member] | Accumulated depreciation, amortization and impairment reversal [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(330,728)	(374,879)
Depreciation and amortization	(32,134)	(40,419)
Impairment	(21,979)	0
Impairment reversal		0
Reclassification to asset held-for-sale	(117)	80,964
Transfers and disposals	2,819	3,606
Property, plant and equipment at end of period	(382,139)	(330,728)
Assets under construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	73,927
Property, plant and equipment at end of period	48,738	73,927
Assets under construction [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	73,927	90,451
Additions	33,749	64,088
Reclassification to asset held-for-sale	0	(176)
Transfers and disposals	(58,938)	(80,436)
Property, plant and equipment at end of period	48,738	73,927
Assets under construction [Member] | Accumulated depreciation, amortization and impairment reversal [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Depreciation and amortization	0	0
Impairment	0	0
Impairment reversal		0
Reclassification to asset held-for-sale	0	0
Transfers and disposals	0	0
Property, plant and equipment at end of period	0	0
Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	12,869
Property, plant and equipment at end of period	11,032	12,869
Other [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	36,751	33,583
Additions	655	507
Reclassification to asset held-for-sale	0	(2,111)
Transfers and disposals	1,039	4,772
Property, plant and equipment at end of period	38,445	36,751
Other [Member] | Accumulated depreciation, amortization and impairment reversal [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(23,882)	(22,258)
Depreciation and amortization	(3,600)	(3,793)
Impairment	(120)	0
Impairment reversal		0
Reclassification to asset held-for-sale	0	1,902
Transfers and disposals	189	267
Property, plant and equipment at end of period	$ (27,413)	$ (23,882)